MERRILL LYNCH
                                                                PHOENIX
                                                                FUND, INC.

                               [GRAPHIC OMITTED]
                                                       STRATEGIC
                                                                Performance

                                                                Quarterly Report
                                                                October 31, 1999

MERRILL LYNCH PHOENIX FUND, INC.

DEAR SHAREHOLDER

The three-month period ended October 31, 1999 was characterized by financial market volatility, as relatively strong domestic economic activity and a weakening dollar increased investor anxiety over tightening Federal Reserve Board monetary policy. Market breadth during the period remained negative, as market leadership once again narrowed toward large-capitalization issues, particularly within technology and communication sectors.

For the October quarter, Merrill Lynch Phoenix Fund, Inc.'s performance lagged compared to most domestic large-capitalization market indexes. Total returns for the Fund's Class A, Class B, Class C and Class D Shares for the three months ended October 31, 1999 were -1.90%, -2.17%, -2.19% and -1.98%, respectively, compared to a total return of +2.90% for the unmanaged Standard & Poor's 500 Index. (Fund results do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 3 and 4 of this report to shareholders.) Fund performance during the quarter was held back by our holdings in the cyclical and energy sectors. In addition, our bias toward small-capitalization to mid-capitalization issues adversely impacted the Fund's quarterly results, owing to the narrowing market focus.

The Fund's best-performing holdings for the October quarter were in the technology sector, particularly our semiconductor positions. The technology sector's market leadership reflects the growth in data communications, and the resulting insatiable appetite for bandwidth. L.M. Ericsson Telephone Co., a telecommunication equipment manufacturer, was among the Fund's top-performing stocks in the quarter. Other notable holdings during the period included National Semiconductor Corp., Integrated Device Technology, Inc. and LTX Corporation. However, the strong performance of our technology holdings was diluted by our investments in cyclical and energy shares. Despite the recent pullback in our natural gas positions, reduced industry production and exploration along with continuing economic strength should result in a more favorable supply/demand environment. Furthermore, the continuing global recovery also bodes well for our other cyclical positions such as Champion International Corporation and Crown Cork & Seal Company, Inc.

During the October quarter, we added several new positions including Hillenbrand Industries, Inc., Sunoco, Inc. and Tenet Healthcare Corporation, and eliminated two holdings. Hillenbrand Industries, Inc., a leading manufacturer of hospital beds and funeral caskets, was added based on the company's market leadership, attractive valuation and strong free cash-flows. The company's earnings have been adversely impacted by reduced hospital and long-term care facility capital spending as they continue to deal with the negative effects of the Balanced Budget Act of 1997 (BBA97) on Medicare payments. Tenet Healthcare is a leading hospital management company, which should benefit from an improved managed care pricing environment, and internal cost reduction efforts. Furthermore, with the most radical cuts relating to the BBA97 behind the industry, the outlook is for a more stable

Merrill Lynch Phoenix Fund, Inc.                                October 31, 1999

legislative environment. The Federal Government is also looking to provide the healthcare industry some relief, as the BBA97 overshot its intended savings. Lastly, we added Sunoco based on our expectations for improving oil-refining margins in 2000. On the sell side, we closed our positions in Corning Incorporated and Tekelec, Inc., as they reached our price objectives.

In Conclusion

In our opinion, the Fund's performance during the October quarter held up relatively well despite the challenging equity markets. Over the past year, we have broadened our holdings and believe that the Fund's portfolio is well positioned to benefit from the technology sector's continuing market leadership, as well as the eventual recovery in our energy and cyclical holdings.

We thank you for your investment in Merrill Lynch Phoenix Fund, Inc., and we look forward to serving your investment needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Director


/s/ Robert J. Martorelli

Robert J. Martorelli
Senior Vice President and Portfolio Manager

December 8, 1999

================================================================================
To reduce shareholder expenses, Merrill Lynch Phoenix Fund, Inc. will no longer be printing and mailing quarterly reports to shareholders. We will continue to provide you with reports on a semi-annual and annual basis.
================================================================================

Merrill Lynch Phoenix Fund, Inc.                                October 31, 1999

PERFORMANCE DATA

About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

      None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results

                                                                       Ten Years/
                                          3 Month       12 Month     Since Inception
As of October 31, 1999                 Total Return   Total Return    Total Return
====================================================================================
ML Phoenix Fund, Inc. Class A Shares*      -1.90%        +31.83%         +283.31%
------------------------------------------------------------------------------------
ML Phoenix Fund, Inc. Class B Shares*      -2.17         +30.48          +246.02
------------------------------------------------------------------------------------
ML Phoenix Fund, Inc. Class C Shares*      -2.19         +30.45          + 95.28
------------------------------------------------------------------------------------
ML Phoenix Fund, Inc. Class D Shares*      -1.98         +31.47          +103.10
------------------------------------------------------------------------------------
Standard & Poor's 500 Index**              +2.90         +25.67      +415.25/+223.08
====================================================================================

* Investment results shown do not reflect sales charges; results would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's ten-year/since inception total return periods are ten years for Class A & Class B Shares and from 10/21/94 for Class C & Class D Shares.

** An unmanaged broad-based index comprised of common stocks. Ten years/since inception total return periods are ten years and from 10/21/94, respectively.

Merrill Lynch Phoenix Fund, Inc.                                October 31, 1999

PERFORMANCE DATA (concluded)

Average Annual Total Return

                                               % Return Without    % Return With
                                                  Sales Charge    Sales Charge**
================================================================================
Class A Shares*
================================================================================
Year Ended 9/30/99                                    +38.92%          +31.62%
--------------------------------------------------------------------------------
Five Years Ended 9/30/99                              +15.48           +14.24
--------------------------------------------------------------------------------
Ten Years Ended 9/30/99                               +13.61           +13.00
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

                                                     % Return         % Return
                                                   Without CDSC      With CDSC**
================================================================================
Class B Shares*
================================================================================
Year Ended 9/30/99                                    +37.48%          +33.48%
--------------------------------------------------------------------------------
Five Years Ended 9/30/99                              +14.30           +14.30
--------------------------------------------------------------------------------
Ten Years Ended 9/30/99                               +12.45           +12.45
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                                     % Return         % Return
                                                   Without CDSC      With CDSC**
================================================================================
Class C Shares*
================================================================================
Year Ended 9/30/99                                    +37.36%          +36.36%
--------------------------------------------------------------------------------
Inception (10/21/94)
through 9/30/99                                       +14.38           +14.38
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                               % Return Without    % Return With
                                                  Sales Charge    Sales Charge**
================================================================================
Class D Shares*
================================================================================
Year Ended 9/30/99                                    +38.51%          +31.24%
--------------------------------------------------------------------------------
Inception (10/21/94)
through 9/30/99                                       +15.30           +14.05
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

PORTFOLIO INFORMATION

As of October 31, 1999

                                                                    Percent of
Ten Largest Holdings                                                Net Assets
Anacomp, Inc. .....................................................     5.3%
National Semiconductor Corporation ................................     5.1
LTX Corporation ...................................................     4.4
IVAX Corporation ..................................................     4.2
The Seagram Company Ltd. ..........................................     4.0
Safety-Kleen Corp. ................................................     3.8
The Grand Union Company ...........................................     3.4
Integrated Device Technology, Inc. ................................     3.3
Inprise Corporation ...............................................     3.1
Columbia/HCA Healthcare Corporation ...............................     2.9

                                                                    Percent of
Five Largest Industries                                             Net Assets
Semiconductor .....................................................    12.8%
Computer Software .................................................     7.7
Energy Related ....................................................     6.9
Environmental .....................................................     6.0
Consumer Products .................................................     6.0

                                                                    Percent of
Asset Mix                                                           Net Assets
Stocks ............................................................    83.7%
Bonds .............................................................    11.6
Cash & Cash Equivalents ...........................................     4.7

Merrill Lynch Phoenix Fund, Inc.                                October 31, 1999

SCHEDULE OF INVESTMENTS

                                                                                                                            Percent
                             Shares Held/                                                                                    of Net
Industry                     Face Amount                            Investments                                 Value        Assets
===================================================================================================================================
Discount to Assets

Leisure & Entertainment         400,000   The Seagram Company Ltd.                                            $ 19,750,000      4.0%
===================================================================================================================================
Paper & Forest Products         201,000   Champion International Corporation                                    11,620,313      2.3
===================================================================================================================================
Pharmaceuticals                 200,000   Elan Corporation PLC (ADR)(a)                                          5,150,000      1.0
===================================================================================================================================
Printing & Publishing         1,083,900   Scitex Corporation Ltd. (Ordinary)                                    13,751,981      2.8
===================================================================================================================================
                                          Total Discount to Assets (Cost--$35,655,642)                          50,272,294     10.1
===================================================================================================================================

Earnings Turnaround

Computer Software             1,000,000   Mentor Graphics Corporation                                            8,000,000      1.6
===================================================================================================================================
Consumer Products             1,000,000   The Topps Company, Inc.                                                9,750,000      2.0
===================================================================================================================================
Diversified                     250,000   Hillenbrand Industries, Inc.                                           8,281,250      1.7
===================================================================================================================================
Energy Related                  350,000   Burlington Resources Inc.                                             12,206,250      2.4
                              1,100,000   EEX Corporation                                                        4,056,250      0.8
                                550,000   EOG Resources, Inc.**                                                 11,446,875      2.3
                                300,000   Sunoco, Inc.                                                           7,237,500      1.4
===================================================================================================================================
Industrial Services           1,567,600   Anacomp, Inc.                                                         26,747,175      5.3
===================================================================================================================================
Insurance                       600,000   ACE Limited                                                           11,662,500      2.3
===================================================================================================================================
Leisure & Entertainment         900,000   CST Entertainment, Inc.                                                      900      0.0
===================================================================================================================================
Packaging                       600,000   Crown Cork & Seal Company, Inc.                                       14,362,500      2.9
===================================================================================================================================
Retail                          800,000   Borders Group, Inc.                                                   10,400,000      2.1
===================================================================================================================================
Semiconductor                   800,000   Integrated Device Technology, Inc.                                    16,400,000      3.3
                              1,400,000   LTX Corporation                                                       22,137,500      4.4
                                849,000   National Semiconductor Corporation                                    25,416,938      5.1
===================================================================================================================================
Steel                           706,200   Birmingham Steel Corporation                                           4,987,537      1.0
===================================================================================================================================
Telecommunications              200,000   Telefonaktiebolaget LM Ericsson (ADR)(a)                               8,537,500      1.7
===================================================================================================================================
                                          Total Earnings Turnaround (Cost--$152,063,259)                       201,630,675     40.3
===================================================================================================================================

Financial Restructuring

Consumer Products               611,100   United States Leather, Inc.                                              611,100      0.1
===================================================================================================================================
Energy Related                1,981,437   Gulfport Energy Corporation--Litigation Trust Certificates                    20      0.0
===================================================================================================================================
Financial Services              300,000   Altiva Financial Corporation                                           1,031,250      0.2
===================================================================================================================================
Home Builders                 2,113,439   New Millennium Homes, LLC                                              5,283,597      1.1
                            $15,250,000   New Millennium Homes, LLC, Senior Notes, 13.50% due 9/03/2004 (c)     12,505,000      2.5
===================================================================================================================================
Industrial Equipment        $10,000,000   Goss Graphic Systems Inc., Senior Subordinated Notes,
Manufacturing                                 12% due 10/15/2006                                                 1,900,000      0.4
===================================================================================================================================

Merrill Lynch Phoenix Fund, Inc.                                October 31, 1999

                                                                                                                            Percent
                             Shares Held/                                                                                    of Net
Industry                     Face Amount                            Investments                                 Value        Assets
===================================================================================================================================
Financial Restructuring (concluded)

Recreation                  $ 7,960,000   E & S Holdings Corp., Senior Subordinated Notes, 10.375% due
                                              10/01/2006                                                      $  3,024,800      0.6%
===================================================================================================================================
Supermarkets                  1,400,000   The Grand Union Company                                               17,325,000      3.4
===================================================================================================================================
                                          Total Financial Restructuring (Cost--$55,290,994)                     41,680,767      8.3
===================================================================================================================================

High Yield

Automotive                  $ 6,650,000   Safety Components International, Inc., Senior Subordinated Notes,
                                              10.125% due 7/15/2007                                              4,788,000      0.9
===================================================================================================================================
Computer Services           $ 3,000,000   Federal Data Corp., 10.125% due 8/01/2005                              2,370,000      0.5
===================================================================================================================================
Consumer Products           $12,260,000   Diamond Brands Operating, 10.125% due 4/15/2008                        9,440,200      1.9
                            $ 3,000,000   Sparkling Spring Water Group Ltd., Senior Subordinated Notes,
                                              11.50% due 11/15/2007                                              2,340,000      0.4
                            $ 2,550,000   Spinnaker Industries Inc., Senior Notes, 10.75% due 10/15/2006         1,887,000      0.4
                            $42,475,000   Sunbeam Corporation, Senior Subordinated Debentures, 8.062% due
                                              3/25/2018 (b)                                                      5,893,406      1.2
===================================================================================================================================
Diversified                 $ 1,000,000   Burns, Philp & Co., Ltd., Convertible, 5.50% due 4/30/2004               503,333      0.1
===================================================================================================================================
Health Care                 $ 6,500,000   Total Renal Care Holdings, Inc., 7% due 5/15/2009                      4,119,375      0.8
===================================================================================================================================
Printing & Publishing       $ 6,255,400   San Jacinto Holdings, Inc., Senior Subordinated Notes, 12% due
                                              12/31/2002                                                         2,189,390      0.4
===================================================================================================================================
Steel                       $ 1,000,000   Sheffield Steel Corporation, 11.50% due 12/01/2005                       822,500      0.2
===================================================================================================================================
Supermarkets                $11,000,000   Jitney-Jungle Stores of America, Inc., Senior Notes, 12% due
                                              3/01/2006                                                          3,850,000      0.8
===================================================================================================================================
Transportation              $10,019,000   Trism Inc., Senior Subordinated Notes, 10.75% due 12/15/2000           2,404,560      0.5
===================================================================================================================================
                                          Total High Yield (Cost--$59,009,920)                                  40,607,764      8.1
===================================================================================================================================

Operational Restructuring

Aerospace & Defense             400,000   Lockheed Martin Corporation                                            8,000,000      1.6
===================================================================================================================================
Computer & Peripherals          350,000   Compaq Computer Corporation                                            6,650,000      1.3
===================================================================================================================================
Computer Software             4,100,000   Inprise Corporation                                                   15,246,875      3.1
                                600,000   Novell, Inc.                                                          12,000,000      2.4
                              1,019,200   Walker Interactive Systems, Inc.                                       2,802,800      0.6
===================================================================================================================================
Diversified                     403,000   Engelhard Corporation                                                  7,102,875      1.4
                              3,500,000   Pacific Dunlop Limited                                                 4,925,648      1.0
===================================================================================================================================
Environmental                   900,000   Republic Services, Inc. (Class A)                                     11,025,000      2.2
                              1,677,000   Safety-Kleen Corp.                                                    19,180,688      3.8
===================================================================================================================================
Health Care                     600,000   Columbia/HCA Healthcare Corporation                                   14,475,000      2.9
                                400,000   Tenet Healthcare Corporation                                           7,775,000      1.6
===================================================================================================================================
Leisure & Entertainment         741,600   Loews Cineplex Entertainment Corporation                               5,052,150      1.0
===================================================================================================================================

Merrill Lynch Phoenix Fund, Inc.                                October 31, 1999

SCHEDULE OF INVESTMENTS (concluded)

                                                                                                                            Percent
                                                                                                                             of Net
Industry                     Shares Held                            Investments                                 Value        Assets
===================================================================================================================================
Operational Restructuring (concluded)

Pharmaceuticals               1,200,000   IVAX Corporation                                                    $ 21,075,000      4.2%
===================================================================================================================================
Steel                           755,200   WHX Corporation                                                        6,938,400      1.4
===================================================================================================================================
                                          Total Operational Restructuring (Cost--$157,921,882)                 142,249,436     28.5
===================================================================================================================================
                                          Total Investments (Cost--$459,941,697)                               476,440,936     95.3
===================================================================================================================================

                                Face
                               Amount                         Short-Term Securities
===================================================================================================================================
Commercial Paper*           $11,602,000   General Electric Capital Corp., 5.31% due 11/01/1999                  11,598,577      2.3
                              7,000,000   J.P. Morgan Securities Inc., 5.30% due 11/17/1999                      6,981,450      1.4
                              8,000,000   Xerox Capital (Europe) PLC, 5.27% due 11/04/1999                       7,994,145      1.6
===================================================================================================================================
                                          Total Short-Term Securities (Cost--$26,574,172)                       26,574,172      5.3
===================================================================================================================================
Total Investments (Cost--$486,515,869)                                                                         503,015,108    100.6

Liabilities in Excess of Other Assets                                                                           (2,865,299)    (0.6)
                                                                                                              ------------    -----
Net Assets                                                                                                    $500,149,809    100.0%
                                                                                                              ============    =====
===================================================================================================================================
Net Asset Value:      Class A--Based on net assets of $220,937,532 and 17,964,991 shares outstanding          $      12.30
                                                                                                              ============
                      Class B--Based on net assets of $186,320,905 and 15,836,380 shares outstanding          $      11.77
                                                                                                              ============
                      Class C--Based on net assets of $8,525,037 and 733,219 shares outstanding               $      11.63
                                                                                                              ============
                      Class D--Based on net assets of $84,366,335 and 6,868,544 shares outstanding            $      12.28
                                                                                                              ============
===================================================================================================================================

* Commercial Paper is traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund.
** Name changed from Enron Oil & Gas Company to EOG Resources, Inc. on September 15, 1999.
(a)   American Depositary Receipts (ADR).
(b) Represents a zero coupon or step bond; the interest rate shown reflects the effective yield at the time of purchase by the Fund.
(c) Represents a pay-in-kind security which may pay interest/dividends in additional face amount/shares.

Officers and Directors

Terry K. Glenn, President and Director
Joe Grills, Director
Walter Mintz, Director
Robert S. Salomon Jr., Director
Melvin R. Seiden, Director
Stephen B. Swensrud, Director
Arthur Zeikel, Director
Robert C. Doll, Senior Vice President
Robert J. Martorelli, Senior Vice President and Portfolio Manager
Donald C. Burke, Vice President and Treasurer
Barbara G. Fraser, Secretary

Custodian

The Chase Manhattan Bank, N.A.
Global Securities Services
4 Chase MetroTech Center, 18th Floor
Brooklyn, NY 11245

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch Phoenix Fund, Inc. is not related to Phoenix Home Life Mutual Life Insurance Company or any of its subsidiaries or affiliates, including The Phoenix Series Fund.

Merrill Lynch
Phoenix Fund, Inc.
Box 9011
Princeton, NJ
08543                                                              #10263--10/99

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